Segmented disclosure (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
Disclosure of operating segments [Table Text Block]
	Sales & trading	Mine properties	Corporate	Clean Energy	Largo Physical Vanadium	Inter- segment transactions & other	Total
Year ended December 31, 2025
Revenues	$92,421	$87,357	$75,824	$-	$-	$(145,715)	$109,887

Operating costs	(77,234)	(116,206)	(72,893)	-	-	133,693	(132,640)
Professional, consulting and management fees	(2,971)	(1,958)	(5,699)	(1,221)	(651)	-	(12,500)

	Sales & trading	Mine properties	Corporate	Clean Energy	Largo Physical Vanadium	Inter- segment transactions & other	Total
Foreign exchange (loss) gain	(37)	8,707	(2)	(6)	17	-	8,679
Other general and administrative expenses	(3,241)	(1,273)	(2,565)	(745)	(180)	(302)[1]	(8,306)
Share-based payments	-	-	(2,289)	-	-	-	(2,289)
Finance costs	(3,291)	(9,131)	(635)	(3)	(77)	(6)[1]	(13,143)
Interest income	144	25	109	-	5	-	283
Technology start-up costs	-	-	-	(714)	-	-	(714)
Write-down of vanadium assets	-	-	-	-	294	-	294
Exploration and evaluation costs	-	(198)	-	-	-	(18)[2]	(216)
Gain on disposal of interest in subsidiary	-	-	-	5,179	-	-	5,179
Share of net loss from investment in associate	-	-	-	(6,189)	-	-	(6,189)
Total (net) expenses	(86,630)	(120,034)	(83,974)	(3,699)	(592)	133,367	(161,562)
Net income (loss) before tax	5,791	(32,677)	(8,150)	(3,699)	(592)	(12,348)	(51,675)
Income tax expense	-	-	-	-	-	-	-
Deferred income tax (expense) recovery	(2)	(18,619)	1,558	-	-	-	(17,063)
Net income (loss)	$5,789	$(51,296)	$(6,592)	$(3,699)	$(592)	$(12,348)	$(68,738)
Revenues (after inter-segment eliminations)	91,634	16,382	1,871	-	-	-	109,887
	Sales & trading	Mine properties	Corporate	Clean Energy	Largo Physical Vanadium	Inter-segment transactions & other	Total
Year ended December 31, 2024
Revenues	$99,708	$111,978	$92,171	$-	$-	$(178,937)	$124,920

Operating costs	(95,462)	(142,551)	(89,002)	-	-	181,197	(145,818)
Professional, consulting and management fees	(2,323)	(1,875)	(6,086)	(5,481)	(521)	(18)	(16,304)
Foreign exchange (loss) gain	(75)	(12,341)	(36)	(27)	(38)	-	(12,517)
Other general and administrative expenses	(585)	1,069	(2,518)	(2,590)	(186)	(619)[1]	(5,429)
	Sales & trading	Mine properties	Corporate	Clean Energy	Largo Physical Vanadium	Inter-segment transactions & other	Total
Share-based payments	-	-	(1,321)	-	-	-	(1,321)
Finance costs	(678)	(8,653)	83	(39)	(81)	(92)[1]	(9,460)
Interest income	48	757	700	-	18	-	1,523
Technology start-up costs	-	-	-	(3,392)	-	-	(3,392)
Write-down of vanadium assets	-	-	-	-	(1,119)	-	(1,119)
Exploration and evaluation costs	-	(2,320)	-	-	-	(8)[2]	(2,328)
Total (net) expenses	(99,075)	(165,914)	(98,180)	(11,529)	(1,927)	180,460	(196,165)
Net income (loss) before tax	633	(53,936)	(6,009)	(11,529)	(1,927)	1,523	(71,245)
Income tax recovery (expense)	(101)	2,914	-	-	-	-	2,813
Deferred income tax recovery (expense)	19	17,667	181	-	-	-	17,867
Net income (loss)	$551	$(33,355)	$(5,828)	$(11,529)	$(1,927)	$1,523	$(50,565)
Revenues (after inter-segment eliminations)	$99,708	$24,429	$783	$-	$-	$-	$124,920